Schedule of Information Options Granted to Non-Employees (Details) (USD $)	12 Months Ended
Nov. 30, 2013
Stock Based Compensation Schedule Of Information Options Granted To Non-employees 1	0.61
Stock Based Compensation Schedule Of Information Options Granted To Non-employees 2	$ 100,000
Stock Based Compensation Schedule Of Information Options Granted To Non-employees 3	8.98
Stock Based Compensation Schedule Of Information Options Granted To Non-employees 4	0.61
Stock Based Compensation Schedule Of Information Options Granted To Non-employees 5	9,000
Stock Based Compensation Schedule Of Information Options Granted To Non-employees 6	0.69
Stock Based Compensation Schedule Of Information Options Granted To Non-employees 7	706,904
Stock Based Compensation Schedule Of Information Options Granted To Non-employees 8	8.17
Stock Based Compensation Schedule Of Information Options Granted To Non-employees 9	0.69
Stock Based Compensation Schedule Of Information Options Granted To Non-employees 10	7,069
Stock Based Compensation Schedule Of Information Options Granted To Non-employees 11	0.9
Stock Based Compensation Schedule Of Information Options Granted To Non-employees 12	100,000
Stock Based Compensation Schedule Of Information Options Granted To Non-employees 13	9.34
Stock Based Compensation Schedule Of Information Options Granted To Non-employees 14	0.96
Stock Based Compensation Schedule Of Information Options Granted To Non-employees 15	0
Stock Based Compensation Schedule Of Information Options Granted To Non-employees 16	1.4
Stock Based Compensation Schedule Of Information Options Granted To Non-employees 17	471,200
Stock Based Compensation Schedule Of Information Options Granted To Non-employees 18	8.37
Stock Based Compensation Schedule Of Information Options Granted To Non-employees 19	1.4
Stock Based Compensation Schedule Of Information Options Granted To Non-employees 20	0
Stock Based Compensation Schedule Of Information Options Granted To Non-employees 21	1,378,104
Stock Based Compensation Schedule Of Information Options Granted To Non-employees 22	8.38
Stock Based Compensation Schedule Of Information Options Granted To Non-employees 23	0.95
Stock Based Compensation Schedule Of Information Options Granted To Non-employees 24	$ 16,069